Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Detail) - CLP ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance		$ 71,933	$ 80,615	$ 95,080
Goodwill impairment	$ 694,936	651,825
Impairment loss recognised in profit or loss, intangible assets other than goodwill	$ 808,847
Gross assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance		201,141	197,886	218,461
Impairment loss recognised in profit or loss, intangible assets other than goodwill			947,118
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance		$ (129,208)	$ (117,271)	(123,381)
Land Buildings And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life years		26 years	19 years
Remaining depreciation years		15 years	14 years
Net Balance		$ 36,196	$ 40,160	50,222
Land Buildings And Equipment [member] | Gross assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance		79,267	76,818	89,290
Land Buildings And Equipment [member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance		$ (43,071)	$ (36,658)	(39,068)
Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life years		6 years	3 years
Remaining depreciation years		4 years	1 year
Net Balance		$ 23,798	$ 27,650	27,551
Equipment [member] | Gross assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance		85,835	85,404	81,423
Equipment [member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance		$ (62,037)	$ (57,754)	(53,872)
Other [member].
Disclosure of detailed information about property, plant and equipment [line items]
Useful life years		14 years	3 years
Remaining depreciation years		9 years	2 years
Net Balance		$ 11,939	$ 12,805	17,307
Other [member]. | Gross assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance		36,039	35,664	47,748
Other [member]. | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance		(24,100)	(22,859)	(30,441)
Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance		5,644	6,986	8,879
Furniture [Member] | Gross assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance		19,219	21,203
Furniture [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance		(13,575)	(14,217)
Leasehold improvements [member] | Gross assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance			20,363
Leasehold improvements [member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance			(10,960)
Others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance		6,295	5,819	$ 8,428
Others [member] | Gross assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance		16,820	14,461
Others [member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance		$ (10,525)	$ (8,642)